United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total: 208,324(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109  $4,711      191500SH           SOLE               191500
APARTMENT INVT. + MGMT CO                  C   03748R101  $8,592      193300SH           SOLE               193300
ARCHSTONE CMNTYS TR                        C   039581103   $733        29800SH           SOLE               29800
AVALONBAY CMNTYS INC                       C   053484101  $9,959      217400SH           SOLE               217400
BRE PPTYS INC                              C   05564E106  $5,096      175800SH           SOLE               175800
BOSTON PPTYS INC                           C    10112110  $9,709      252500SH           SOLE               252500
BRANDYWINE RLTY TR                         C   105368203  $2,927      147100SH           SOLE               147100
CAMDEN PPTY TR                             C   133131102  $8,106      243800SH           SOLE               243800
CATELLUS DEV CORP                          C   149111106  $3,671      233100SH           SOLE               233100
CHELSEA PPTY GROUP INC                     C   163421100  $3,186       75500SH           SOLE               75500
DEVELOPERS DIVERSIFIED RLTY                C   251591103  $2,518      171300SH           SOLE               171300
DUKE WEEKS RLTY CORP                       C   264411505 $10,434      450700SH           SOLE               450700
EQUITY OFFICE PPTYS TR                     C   294741103 $14,684      524420SH           SOLE               524420
EQUITY RESIDENTIAL PPTYS TR                C    29476L10 $14,048      270000SH           SOLE               270000
ESSEX PROPERTY TRUST                       C   297178105  $1,749       36400SH           SOLE               36400
KILROY RLTY CORP                           C    49427F10  $6,887      256900SH           SOLE               256900
KIMCO RLTY CORP                            C    49446R10  $4,240       98600SH           SOLE               98600
MACK CA RLTY CORP                          C   554489104  $3,313      122700SH           SOLE               122700
MARRIOTT INTL INC NEW                      C   571903202  $2,059       50000SH           SOLE               50000
MERISTAR HOSPITALITY CORP                  C    58984Y10  $4,740      237000SH           SOLE               237000
MILLS CORP                                 C   601148109  $1,776       85000SH           SOLE               85000
PS BUSINESS PKS INC CA                     C    69360J10  $3,092      113900SH           SOLE               113900
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J   $754       754465SH           SOLE               754465
POST PPTYS INC                             C   737464107  $2,219       63400SH           SOLE               63400
PROLOGIS TR                                C   743410102  $7,879      392400SH           SOLE               392400
PUBLIC STORAGE INC                         C    74460D10 $10,287      391900SH           SOLE               391900
RECKSON ASSOCS RLTY CORP                   C    75621K10  $5,894      264300SH           SOLE               264300
REGENCY CTRS CORP                          C   758849103  $1,593       63700SH           SOLE               63700
ROUSE CO                                   C   779273101  $4,344      168000SH           SOLE               168000
SL GREEN RLTY CORP                         C    78440X10  $4,667      170000SH           SOLE               170000
SIMON PPTY GROUP INC NEW                   C   828806109  $4,887      190900SH           SOLE               190900
SPIEKER PPTYS INC                          C   848497103  $9,484      172900SH           SOLE               172900
STARWOOD HOTELS + RESORTS                  C    85590A20 $13,276      390350SH           SOLE               390350
STORAGE USA INC                            C   861907103  $5,711      175300SH           SOLE               175300
SUMMIT PPTYS INC                           C   866239106  $1,355       55300SH           SOLE               55300
VORNADO RLTY TR                            C   929042109  $9,742      271900SH           SOLE               271900
















</SEC-DOCUMENT>